PENSION AND POST-RETIREMENT BENEFIT PLANS - Net Periodic Benefit (Credit) Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Actuarial (gain) loss recognition	$ (6,000)	$ (1,700)	$ 213,400
United States | Pension
Defined Benefit Plan Disclosure [Line Items]
Service cost	202	211	3,562
Interest cost	1,816	3,140	4,372
Expected return on plan assets	(1,293)	(1,881)	(2,748)
Actuarial (gain) loss recognition	(6,887)	(932)	8,154
Settlement	0	0	(918)
Curtailment gain	(399)	0	(3,060)
Net periodic benefit (credit) cost	(6,561)	538	9,362
United States | Post-Retirement
Defined Benefit Plan Disclosure [Line Items]
Service cost	1	4	7
Interest cost	206	231	262
Expected return on plan assets	0	0	0
Actuarial (gain) loss recognition	(370)	(496)	(3,717)
Settlement	0	0	(3,037)
Curtailment gain	0	0	0
Net periodic benefit (credit) cost	(163)	(261)	(6,485)
International | Pension
Defined Benefit Plan Disclosure [Line Items]
Service cost	0	0	0
Interest cost	19,288	19,610	15,014
Expected return on plan assets	(19,289)	(19,586)	(16,857)
Actuarial (gain) loss recognition	1,272	(225)	208,957
Settlement	0	0	0
Curtailment gain	0	0	0
Net periodic benefit (credit) cost	$ 1,271	$ (201)	$ 207,114